COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

a)    Property, plant and equipment commitments

As of December 31, 2024, total commitments were $742,980, with payment schedule as follows:

Year Ending December 31,
2025	$686,436
2026	35,295
2027	21,249
2028	—
2029	—
Total	$742,980

20. COMMITMENTS AND CONTINGENCIES (Continued)

b)    Construction commitments

As of December 31, 2024, outstanding commitments for EPC and construction related to projects were $360,104, with payment schedule as follow:

Year Ending December 31,
2025	$316,467
2026	43,637
2027	—
2028	—
2029	—
Total	$360,104

c)    Contingencies

Trade Proceedings and Litigations

The Company and its subsidiaries are subject to various international trade proceedings and government actions, including antidumping duty (“AD”), countervailing duty (“CVD”), safeguard measures and tariff regimes affecting imports into the United States and other jurisdictions. These proceedings may result in significant duty deposits, tariffs, or related compliance costs on imports from China, Taiwan, and Southeast Asia, particularly for crystalline silicon photovoltaic (“CSPV”) products and lithium battery components.

As of December 31, 2024, the Company’s applicable AD and CVD rates on Chinese-origin CSPV products under “Solar 1” and “Solar 2” orders remain in effect, and final results in recent administrative reviews have generally affirmed or reduced prior rates.

Under Solar 1, the Company’s current AD rate is 0.00%, and the applicable CVD rate is 15.87%, as of the conclusion of the tenth administrative reviews in 2024. The eleventh and twelfth reviews are ongoing, with final results expected in 2025 and 2026, respectively. Additionally, the second five-year sunset reviews concluded in 2024, with both the U.S. Department of Commerce (“USDOC”) and U.S. International Trade Commission (“USITC”) voting to continue the Solar 1 orders for another five years.

Under Solar 2, the Company’s current AD and CVD rates for Chinese-origin products remain at 30.06% and 33.58%, respectively, as no reviews have resulted in rate changes applicable to the Company. For Taiwanese-origin products, the Company’s AD rates have ranged from 1.33% to 4.39%, with no changes since 2021. The Company was not subject to the most recently completed ninth administrative review, and its current rates remain unchanged.

In 2024, the USDOC and USITC initiated new AD and CVD investigations (“Solar 3”) against imports from Southeast Asia. Final AD and CVD rates applicable to the Company are 111.45% and 263.74%, respectively, on Thai-origin CSPV products. The Company participated in the April 15, 2025 public hearing related to the USITC’s final determination, which is expected to be announced on May 20, 2025. The Company is actively defending its interests in these proceedings.

In 2024, AD and CVD petitions were filed on active anode materials (a lithium battery component) imported from China. The USDOC and USITC initiated investigations in early 2025, with preliminary determinations expected in mid-2025. If affirmed, these measures could impact the Company’s lithium batteries from China, including those used in energy storage projects. The Company is monitoring these developments.

The Company is also subject to evolving tariff actions under the International Emergency Economic Powers Act (“IEEPA”). In February and March 2025, the U.S. government imposed and escalated broad reciprocal tariffs, including an 125% tariff on Chinese-origin goods effective April 10, 2025. These measures apply in addition to existing duties and may significantly affect imports of solar and battery components from China and Southeast Asia. The Company is monitoring these developments and evaluating mitigation measures.

20. COMMITMENTS AND CONTINGENCIES (Continued)

The Company is subject to a global safeguard tariff under Section 201 of the Trade Act, originally enacted by the U.S. government in 2018 and extended through February 6, 2026, which applies to imports of certain CSPV cells and modules from most countries. Although bifacial panels were initially excluded from the extended safeguard measure in 2022, this exclusion was revoked in June 2024, reinstating safeguard duties on bifacial panels. In August 2024, the tariff-rate quota (“TRQ”) for CSPV cells was increased to 12.5 gigawatts annually. The safeguard measure remains subject to change, and the Company currently has pending litigation challenging the improper imposition of duties on bifacial panels during the period the exclusion was effective.

In Canada, definitive AD and CVD duties remain in effect on China-origin solar modules. The Canadian International Trade Tribunal affirmed continuation of these duties through 2026, with the Company-specific rates remaining unchanged. A further expiry review is expected before March 2026.

Patent Disputes

The Company is party to ongoing patent litigation, including lawsuits filed by Maxeon Solar Pte. Ltd. (“Maxeon”) in the U.S. and Trina Solar Limited (“Trina”) in China and the U.S., alleging infringement of various solar technologies. The Company believes the asserted claims lack merit and is vigorously defending these matters. However, the outcome of current or future litigation, particularly those seeking injunctive relief or significant damages, could materially impact the Company’s financial condition, results of operations, or cash flows. In March 2024, Maxeon filed a U.S. patent infringement lawsuit, alleging infringement of solar-related patents. Maxeon seeks a permanent injunction and damages. Based on its preliminary analysis, the Company believes its modules do not infringe and intends to vigorously defend the case. In February 2025, CSI Solar Co., Ltd. was notified of lawsuits filed in China by Trina, alleging infringement of solar-related patents. Trina also initiated U.S. litigation, which could lead to permanent injunction and damages if successful. Concurrently, the Company has initiated patent invalidation proceedings before China’s National Patent Office, which remain pending.